Expense Example, No Redemption - Defiance DRAM & Memory ETF - Defiance DRAM & Memory ETF Class	Aug. 13, 2026 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 0
Expense Example, No Redemption, 3 Years	$ 64